Income Taxes (Tables)	3 Months Ended
Mar. 31, 2019
Income Taxes
Components of income tax expense

	Three Months Ended
	March 31,
	2018	2019
	(in US$’000)
Current tax
HK (note (a))	113	85
PRC (note (b))	537	352
Other	50	69
Deferred income tax	865	803
Income tax expense	1,565	1,309

Notes:

(a)

The Company, two subsidiaries incorporated in the British Virgin Islands and its Hong Kong subsidiaries are subject to Hong Kong profits tax which has been provided for at the rate of 16.5% on the estimated assessable profits less estimated available tax losses in each entity.

(b)

Taxation in the PRC has been provided for at the applicable rate on the estimated assessable profits less estimated available tax losses, if any, in each entity. Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for companies which qualify as HNTE. HMPL and its wholly-owned subsidiary Hutchison MediPharma (Suzhou) Limited qualify as a HNTE up to December 31, 2019 and 2020 respectively.

Pursuant to the EIT law, a 10% withholding tax is levied on dividends paid by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable under the China-HK Tax Arrangement if direct foreign investors with at least 25% equity interest in the PRC companies are Hong Kong tax residents, and meet the conditions or requirements pursuant to the relevant PRC tax regulations regarding beneficial ownership. Since the equity holders of the major subsidiaries and equity investees of the Company are Hong Kong incorporated companies and Hong Kong tax residents, and meet the aforesaid conditions or requirements, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As at December 31, 2018 and March 31, 2019, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the basis that 100% of the distributable reserves of the major subsidiaries and equity investees operating in the PRC will be distributed as dividends.

Schedule of reconciliation of the Group's reported income tax expense to the theoretical tax amount

	Three Months Ended
	March 31,
	2018	2019
	(in US$’000)
Loss before income taxes and equity in earnings of equity investees	(23,870)	(34,907)
Tax calculated at the statutory tax rate of the Company	(3,939)	(5,760)
Tax effects of:
Different tax rates available in different jurisdictions	1,204	1,220
Tax valuation allowance	5,472	6,499
Preferential tax deduction	(1,793)	(1,721)
Expenses not deductible for tax purposes	195	695
Utilization of previously unrecognized tax losses	(110)	(165)
Withholding tax on undistributed earnings of PRC entities	832	858
Others	(296)	(317)
Income tax expense	1,565	1,309